Revenues (Details) - Schedule of Revenues - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenues	$ 26,947,183	$ 38,876,968
Installation and maintenance [Member]
Disaggregation of Revenue [Line Items]
Total revenues	15,151,510	24,301,679
Housekeeping [Member]
Disaggregation of Revenue [Line Items]
Total revenues	7,836,579	8,990,258
Senior care services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	2,058,122	1,590,075
Sales of E-watch [Member]
Disaggregation of Revenue [Line Items]
Total revenues	753,101	1,967,170
Sales of pharmaceutical products [Member]
Disaggregation of Revenue [Line Items]
Total revenues	190,297	1,380,344
Educational consulting services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 957,574	$ 647,442